Note 23 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total		$ 47,393
Total	$ 47,705
Fair Value, Inputs, Level 1 [Member]
Total		0
Total	0
Fair Value, Inputs, Level 2 [Member]
Total		47,393
Total	47,705
Fair Value, Inputs, Level 3 [Member]
Total		0
Total	0
Foreign Exchange Forward [Member]
Interest rate -asset position	3,529	2,379
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	3,529	2,379
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Forward Freight Agreements [Member]
Interest rate -asset position	11,210	108
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	11,210	108
Forward Freight Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0
Bunker Swap Agreements [Member]
Interest rate -liability position	(2,509)	(12)
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(2,509)	(12)
Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	0
Interest Rate Swap [Member]
Interest rate -asset position	20,691	35,877
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	20,691	35,877
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Interest Rate Cap [Member]
Interest rate -asset position	26,417	24,939
Interest Rate Cap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest Rate Cap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	26,417	24,939
Interest Rate Cap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Cross Currency Interest Rate Contract [Member]
Interest rate -liability position	(11,633)	(15,898)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0	0
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(11,633)	(15,898)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	$ 0	$ 0